Cassidy & Associates
                1504 R Street, N.W.
              Washington, D.C. 20009

202/387-5400
202/745-1920 (fax)

                 December 31, 2008

Pamela A. Long
Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 7010
Washington, DC 20549

     Re:  Valiant Healthcare, Inc. (the "Company")
          Letter of Comment dated December 4, 2008
          File No. 000-53487

Gentlemen/Madam:

     Attached for filing with the Securities and Exchange Commission is Amendment No.1 to the Valiant Healthcare, Inc. Registration Statement on Form 10. Simultaneously with this filing I have delivered a courtesy copy of this amendment marked to show changes to Brigitte Lippmann, the Staff Attorney of record for this offering.

     The following responses address the comments of the reviewing staff of the Commission as set forth in a comment letter dated December 4, 2008 (the "Comment Letter"). The comments in the Comment Letter are sequentially numbered and the answers set forth herein refer to each of the comments by number and by citing the location of each response thereto in the Registration Statement.

General

     1. The requested disclosure has been added and appears on page 9 of the registration statement.

Item 2.  Financial Information   Search for Target Company

     2. The requested disclosure has been added and appears on page 5.

     3. The requested disclosure has been added and appears on page 5.

Item 7.  Certain Relationships and Related Transaction and Director
          Independence

     4. The requested disclosure has been added and appears on page 9 of the registration statement.

Item 10.  Recent Sales of Unregistered Securities

     5. The requested disclosure has been added and appears on page 11 of the registration statement.


                                        Sincerely,


                                        Lee W.
                                        Cassidy